Note Receivable (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended
	Feb. 04, 2026	Jan. 22, 2026	Dec. 26, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 11, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Payments to Acquire Notes Receivable	$ 500,000	$ 200,000	$ 398,245
Accrues interest rate	5.00%	5.00%	5.00%
Notes receivable				$ 3,476,245	$ 3,476,245
Aggregate value						$ 5,000,000.0
Share Purchase Agreement description					As stated in Note 18, pursuant to the Investment and Share Purchase Agreement, the Company agreed to provide loans to the Target Company as additional consideration under the Share Purchase Agreement. The Loan Agreement provides for a secured loan facility in an aggregate principal amount of up to $5,000,000 (the “Commitment”). The Company is obligated to make an initial advance of up to $1,500,000 within ten (10) Business Days following the Effective Date (subject to satisfaction of conditions precedent), to be used for general working capital purposes consistent with the Target Company’s ordinary course of business. Subsequent advances of the remaining up to $3,500,000 may be made in one or more tranches upon mutual written agreement of the parties, solely for working capital or the establishment and operation of a new facility outside Israel, with each tranche subject to the Company’s reasonable approval and minimum amounts (generally not less than $250,000 unless otherwise agreed). Proceeds of subsequent advances are to be used exclusively to operate, develop, certify, market, and commercialize the Target Company’s technologies and products in global markets, including the United States.
Notes receivable				2,378,000	$ 2,378,000
Interest income				13,851
Interest income					0
Composite Materials [Member]
Related Party Transaction [Line Items]
Notes receivable				$ 1,098,245	$ 1,098,245